OTHER EXPENSES BY FUNCTION	12 Months Ended
Dec. 31, 2023
OTHER EXPENSES BY FUNCTION
OTHER EXPENSES BY FUNCTION

27  – OTHER EXPENSES BY FUNCTION

Other expenses by function are detailed as follows:

	01.01.2023		01.01.2022		01.01.2021
Description	12.31.2023		12.31.2022		12.31.2021
	ThCh$		ThCh$		ThCh$
Contingencies and non-operating fees	(11,145,708)		6,316,102	(1)	(7,950,093)
Tax on bank debits	(4,403,347)		(7,150,739)		(5,270,040)
Write-offs, disposals and loss (gain) on sale of property, plant and equipment	(8,072,422)	(2)	—		(417,623)
Others	(2,820,106)	(3)	(51,694)		(1,574,034)
Total	(26,441,583)		(886,331)		(15,211,790)

(1)

During 2022 the provision made by a claim of the Government of the State of Rio de Janeiro related to the Advertising Agreement was reversed. This is due to a review of the balances involved where the amounts claimed are reduced in favor of Rio de Janeiro Refrescos Ltda.

(2)	Expenses for the write-off of the container yard in Operation Paraguay and Operation Chile.
(3)	Mainly due to restructuring in Operations for the year 2023.